Summary of Significant Accounting Policies (Details) - Schedule of Class A Ordinary Shares Reflected in the Balance Sheet - Class A Ordinary Shares Subject To Possible Redemption [Member] - USD ($)	5 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Sep. 30, 2023	Dec. 31, 2022
Temporary Equity [Line Items]
Gross proceeds	$ 200,000,000	$ 200,000,000
Less:
Initial fair value of the over-allotment liability	(190,208)	(190,208)
Fair value of Public Warrants at issuance	(10,800,000)	(10,800,000)
Class A shares issuance costs	(12,820,810)	(12,820,810)
Plus:
Remeasurement of carrying value to redemption value	25,817,320	25,817,320	$ 1,646,951	$ 2,920,785
Extension payment paid by Sponsor through a note			1,081,948	1,000,000
Class A ordinary shares subject to possible redemption	$ 202,006,302	$ 202,006,302	26,974,295	$ 205,927,087
Less:
Redemption of Class A ordinary shares			$ (181,681,691)